Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Ted Peck	A non-controlling shareholder of one of the Group’s subsidiaries

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	$	$	$
Software services provided to:
Bluecap	-	507	-

(c)	Other than disclosed elsewhere, the Group had the following significant related party balances for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	$	$	$
Loan from:
Bluecap	3,273	2,695	1,834

Interest expense on loan from:
Bluecap	211	438	658
Ted Peck	-	-	20

All balances with related parties as of December 31, 2021 were unsecured, and had no fixed terms of repayment.

On July 31, 2018, the Group entered into a $1,325 short-term loan agreement with Bluecap Mobile Private Limited (“Bluecap”), a company controlled by a key management of the Group (Note 19), bearing an interest rate of 8% per annum to fund the Company’s working capital. The loan does not carry a maturity date and the outstanding principal balance as of December 31, 2021 was $1,834 which is payable on demand. The accrued interests of $228 in 2020 and $220 in 2021 were recorded in amount due to related parties.

As of December 31, 2021, HHE, the newly acquired subsidiary has accrued interests of $20 was recorded in amount due to related parties.